Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Central Index Key	dei_EntityCentralIndexKey	0001420040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2018
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018
Dunham Appreciation & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAAIX
Dunham Appreciation & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCAIX
Dunham Appreciation & Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNAIX